As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
1-646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: December 31, 2006

Item 1. Report to Stockholders
Letter to Shareholders
February 9, 2007
Dear Shareholders,
The U.S. equity markets enjoyed a volatile but ultimately good year in 2006 as the economy showed resiliency amidst geopolitical risk, appreciation in raw materials and increasing interest rates. Most of the major indexes advanced in the first four months of the year before selling off sharply in May. June and July saw volatility in a sideways market until the markets re-established direction in August and rallied through year-end. The markets shrugged off surging oil prices (which reached a high of $80.64 a barrel on July 14th), and the problems in Iraq and Lebanon and focused instead on the August 8th decision by the Federal Reserve to leave short-terms rates at 5.25%. The decision, the first after 17 consecutive increases since June of 2004, coupled with a decline in oil prices and strong corporate earnings, sparked a rally through year-end.
The S&P 500 reached a multi-year high in 2006, advancing 13.62% and providing a total return of 15.80%. The Dow Jones Industrial Average broke through its all-time high in October, and continued to climb to new all-time highs until the end of the year, and finished with a total return of 19.05%. Although the technology-heavy NASDAQ-100 Index was the laggard, providing a total return of only 6.79%, it was down over 10% in late July and finished the year strongly. The Russell 2000 Index gained 17.00% and provided a total return of 18.37%, besting the S&P 500 for the eighth consecutive year. The Evolution VP Managed All-Cap Fund provided a total return of 12.70% for the year. The Fund had a strong 1st quarter due to substantial exposure to international equities and energy stocks. The sharp sell-offs in May, however, hit these sectors the hardest and the Fund dropped more than the broader market. During the decline, the Fund increased its cash position and its allocation to value-oriented, and small to mid-cap issues. When the market recovered during the 3rd quarter, the Fund lagged a bit due to its defensive posture. However, the value and small-cap tilt of the All-Cap Fund served it well in the 4th quarter as it gained 8.33%.
Inflation concerns, coupled with 0.25% rate increases in January, March, May and June, led to a sell-off in the 10 Year Note and the 30 Year Bond in the first four months of the year and pushed yields higher. However, the Fed decision to leave rates alone and strong foreign buying pushed yields lower and produced an inverted yield curve for most of the second half of the year. The benchmark 10 Year Note finished the year with a yield 4.76%, well below its 2006 high of 5.24% but above where it began the year. The benchmark 30 Year Bond finished the year with a yield 4.81%, well below its 2006 high of 5.31% but above where it began the year. Long-term government bonds provided minimal gains during the year, with the Lehman Brothers 20+ Year Treasury Index gaining less than 1% while the Lehman Brothers US Treasury Inflation Notes Index barely budged. The high yield market generated solid returns in 2006 but experienced substantial volatility. The high yield market benefited as default rates remained near historic lows and debt issuance relative to balance sheet size remained reasonable. The Federal Reserve’s action pressured the market downward in the first part of the year while the Fed’s inaction helped performance in the second half. The Evolution VP Managed Bond Fund gained 2.23% for the year. After declining early in the year, the Fund increased its cash position to over 50%. As the markets rebounded after the Fed inaction in August, the Fund became fully invested, which resulted in a better second half of 2006.
The Dynamic VP HY Bond Fund posted an annual return of 6.21% for 2006. The Fund’s performance in the first half of the year was hindered by a lack of exposure to several sectors in the high yield market and was adversely affected by a period in which the Fund experienced redemptions that led to high transaction costs. Performance improved in the second half of the year as the markets improved and a new portfolio manager restructured the portfolio to improve diversity and liquidity. Additionally, the Fund added an overweight position in the debt of General Motors, which performed well.
As always, we thank you for using Direxion Funds and we look forward to our mutual success.
Best regards,
Daniel O’Neill
Chief Investment Officer
Direxion Insurance Trust
The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quotes. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.
An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment should consult with the Insurance Company that issued their Contracts, the accompanying variable contract prospectus or their plan sponsor. There may be other restrictions and costs for purchases, sales or exchanges. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Evolution VP Managed Bond Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Evolution VP Managed Bond Fund	2.23%	0.66%
Lehman Aggregate Bond Index	4.33%	4.28%
Lipper High Yield Bond Fund Index	10.17%	8.77%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, reimbursed fees for various expenses. Had these reimbursements not been in effect, performance would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of December 31, 2006.

Evolution VP All-Cap Equity Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Evolution VP All-Cap Equity Fund	12.70%	11.15%
S&P 500 Index	15.80%	11.60%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, reimbursed fees for various expenses. Had these reimbursements not been in effect, performance would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of December 31, 2006.

Dynamic VP HY Bond Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Dynamic VP HY Bond Fund	6.21%	4.01%
Lehman Aggregate Bond Index	4.33%	3.21%
Lipper High Yield Bond Fund Index	10.17%	6.97%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC, waived and/or recouped fees for various expenses. Had these waivers and/or recoupments not been in effect, performance during the current period would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of December 31, 2006.

Expense Example
December 31, 2006 (Unaudited)
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (July 1, 2006 – December 31, 2006).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The tables below do not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

Expense Example
December 31, 2006 (Unaudited)

	Evolution VP Managed Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2006 –
	July 1, 2006	December 31, 2006	December 31, 2006*

Actual	$1,000.00	$1,030.20	$10.23
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution VP All-Cap Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2006 –
	July 1, 2006	December 31, 2006	December 31, 2006*

Actual	$1,000.00	$1,061.30	$10.39
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dynamic VP HY Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2006 –
	July 1, 2006	December 31, 2006	December 31, 2006*

Actual	$1,000.00	$1,076.60	$8.53
Hypothetical (5% return before expenses)	1,000.00	1,016.99	8.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Evolution VP Managed Bond Fund
Allocation of Fund Holdings (Unaudited)
December 31, 2006
Evolution VP All-Cap Equity Fund
Allocation of Fund Holdings (Unaudited)
December 31, 2006
The percentages in these graphs are calculated based on net assets.
*     Cash and other assets less liabilities.
** These are investment companies that primarily invest in this category of securities.

Dynamic VP HY Bond Fund
Allocation of Fund Holdings (Unaudited)
December 31, 2006
The percentages in these graphs are calculated based on net assets.
*     Cash and other assets less liabilities.
** These are investment companies that primarily invest in this category of securities.

Evolution VP Managed Bond Fund
Schedule of Investments
December 31, 2006

Shares		Value

INVESTMENT COMPANIES - 79.4%
7,806	Alliance World Dollar Government Fund II	$106,942
24,546	BlackRock Corporate High Yield Fund	205,450
8,107	BlackRock Corporate High Yield Fund VI	106,769
5,929	BlackRock Floating Rate Income Strategies Fund	107,137
5,298	BlackRock Preferred Income Strategies Fund	107,179
6,247	Evergreen Managed Income Fund	106,824
5,005	Flaherty & Crumrine/ Claymore Preferred Securities Income Fund	107,157
23,210	iShares GS $ InvesTop Corporate Bond Fund	2,476,739
8,571	iShares Lehman 1-3 Year Treasury Bond Fund	684,909
16,715	iShares Lehman 7-10 Year Treasury Bond Fund	1,378,319
2,472	iShares Lehman 20+ Year Treasury Bond Fund	218,722
21,141	iShares Lehman Aggregate Bond Fund	2,106,701
10,386	iShares Lehman Treasury Inflation Protected Securities Fund	1,026,137
12,502	MFS Charter Income Trust	107,017
17,430	MFS Intermediate Income Trust	107,020
11,673	Neuberger Berman Income Opportunity Fund, Inc.	207,196
14,827	Nuveen Floating Rate Income Opportunity Fund	204,761
10,654	Pioneer Floating Rate Trust	205,622
32,014	Putnam Premier Income Trust	205,850
7,851	Templeton Emerging Markets Income Fund	107,245
23,426	Van Kampen Senior Income Trust	206,383
5,995	Western Asset Emerging Markets Debt Fund	106,891
18,537	Western Asset High Income Fund II	205,575
9,241	Western Asset/ Claymore US Treasury Inflation Protected Securities Fund 2	106,918

	TOTAL INVESTMENT COMPANIES (Cost $10,394,017)	$10,509,463

Face
Amount

SHORT-TERM INVESTMENTS - 7.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.5%
$1,000,000	Federal Home Loan Bank Discount Note, 4.80%, 01/02/2007 (Cost $1,000,000)	$1,000,000

Shares

MONEY MARKET FUND - 0.2%
24,894	Federated Prime Obligations Fund - Class I (Cost $24,894)	$24,894

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,024,894)	$1,024,894

	TOTAL INVESTMENTS - 87.1% (Cost $11,418,911)	$11,534,357
	Other Assets in Excess of Liabilities - 12.9%	1,705,841

	TOTAL NET ASSETS - 100.0%	$13,240,198

Percentages are calculated as a percent of net assets.
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8%
Aerospace & Defense - 2.1%
2,401	AAR Corp.*	$70,085
198	Alliant Techsystems, Inc.*	15,482
2,805	Armor Holdings, Inc.*	153,854
2,656	Ceradyne, Inc.*	150,064
3,804	Curtiss-Wright Corp.	141,052
580	Precision Castparts Corp.	45,402

		575,939

Air Freight & Logistics - 0.3%
440	C.H. Robinson Worldwide, Inc.	17,992
775	Expeditors International of Washington, Inc.	31,387
443	Ryder System, Inc.	22,620

		71,999

Air Transportation, Scheduled - 0.0%
104	Ryanair Holdings PLC ADR*	8,476

Airlines - 0.6%
139	British Airways PLC ADR*	14,354
295	Gol-Linhas Aereas Inteligentes SA ADR	8,458
16,554	Mesa Air Group, Inc.*	141,868

		164,680

Auto Components - 2.3%
759	Borg Warner, Inc.	44,796
17,574	Cooper Tire & Rubber Co.	251,308
2,619	Drew Industries, Inc.*	68,120
13,958	Superior Industries International, Inc.	268,971

		633,195

Automobiles - 0.7%
5,415	Ford Motor Co.	40,667
774	General Motors Corp.	23,777
1,845	Harley-Davidson, Inc.	130,017
226	Thor Industries, Inc.	9,942

		204,403

Beverages - 1.3%
914	Anheuser-Busch Companies, Inc.	44,969
230	Companhia de Bebidas das Americas ADR	11,224
246	Diageo PLC ADR	19,510
3,431	Hansen Natural Corp.*	115,556
2,957	Pepsi Bottling Group, Inc.	91,401
1,084	PepsiCo, Inc.	67,804

		350,464

Biotechnology - 1.2%
2,943	Biogen Idec, Inc.*	144,766
155	Gilead Sciences, Inc.*	10,064
13,117	Millennium Pharmaceuticals, Inc.*	142,975
560	Vertex Pharmaceuticals, Inc.*	20,955

		318,760

Building Products - 0.6%
3,337	Simpson Manufacturing Co., Inc.	105,616
961	Universal Forest Products, Inc.	44,802

		150,418

Capital Markets - 3.6%
915	The Bear Stearns Companies, Inc.	148,944
978	Eaton Vance Corp.	32,284
958	Federated Investors, Inc.	32,361
299	Franklin Resources, Inc.	32,941
799	The Goldman Sachs Group, Inc.	159,281
488	Investment Technology Group, Inc.*	20,925
1,695	Jefferies Group, Inc.	45,460
31,638	LaBranche & Co., Inc.*	311,002
1,413	Morgan Stanley	115,061
1,130	SEI Investments Co.	67,303

		965,562

Chemicals - 2.2%
112	Air Products & Chemicals, Inc.	7,871
1,339	Arch Chemicals, Inc.	44,602
1,161	Ashland, Inc.	80,318
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Chemicals - 2.2% (Continued)
2,377	The Dow Chemical Co.	$94,937
792	E.I. du Pont de Nemours & Co.	38,578
422	FMC Corp.	32,304
419	Headwaters, Inc.*	10,039
1,527	Lyondell Chemical Co.	39,045
5,306	OM Group, Inc.*	240,256
155	Rohm & Haas Co.	7,924
102	Sigma-Aldrich Corp.	7,927

		603,801

Commercial Banks - 3.6%
785	ABN AMRO Holding NV ADR	25,159
645	Banco Bradesco SA ADR	26,026
456	Bancolombia SA ADR	14,204
714	Banco Itau Holding Financeira SA ADR	25,811
1,573	Bank Of America Corp.	83,982
871	BB&T Corp.	38,263
2,298	Central Pacific Financial Corp.	89,070
134	Comerica, Inc.	7,863
949	Fifth Third Bancorp	38,843
88	HSBC Holdings PLC ADR	8,065
1,032	KeyCorp	39,247
631	M&T Bank Corp.	77,083
164	Marshall & Ilsley Corp.	7,890
1,909	Mercantile Bankshares Corp.	89,322
1,632	Nara Bancorp, Inc.	34,141
1,064	National City Corp.	38,900
1,046	Regions Financial Corp.	39,120
457	SunTrust Banks, Inc.	38,594
813	Susquehanna Bancshares, Inc.	21,853
257	Synovus Financial Corp.	7,923
3,037	Umpqua Holdings Corp.	89,379
156	Unibanco - Uniao de Bancos Brasileiros SA ADR	14,502
1,076	US Bancorp	38,940
676	Wachovia Corp.	38,498
1,083	Wells Fargo & Co.	38,511

		971,189

Commercial Services & Supplies - 1.2%
398	Career Education Corp.*	9,862
1,892	Gevity HR, Inc.	44,821
427	H&R Block, Inc.	9,838
223	ITT Educational Services, Inc.*	14,801
226	John H. Harland Co.	11,345
2,292	Kelly Services, Inc. - Class A	66,330
2,012	Korn/ Ferry International*	46,196
3,637	Labor Ready, Inc.*	66,666
1,460	Sotheby’s	45,289

		315,148

Communications Equipment - 0.8%
234	Black Box Corp.	9,826
450	Comtech Telecommunications Corp.*	17,132
2,000	Corning, Inc.*	37,420
322	Motorola, Inc.	6,620
319	Plantronics, Inc.	6,763
174	QUALCOMM, Inc.	6,575
16,023	UTStarcom, Inc.*	140,201

		224,537

Computers & Peripherals - 0.8%
384	Dell, Inc.*	9,635
584	Komag, Inc.*	22,122
532	Lexmark International, Inc. - Class A*	38,942
2,184	Logitech International SA*^	62,441
152	SanDisk Corp.*	6,541
247	Synaptics, Inc.*	7,333
3,225	Western Digital Corp.*	65,984

		212,998

Construction & Engineering - 0.5%
3,368	URS Corp.*	144,319

Construction Materials - 0.5%
763	Cemex SAB de C.V. ADR*	25,850
907	Florida Rock Industries, Inc.	39,046
1,081	Texas Industries, Inc.	69,433

		134,329

See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Consumer Finance - 0.2%
960	World Acceptance Corp.*	$45,072

Containers & Packaging - 0.0%
133	Aptargroup, Inc.	7,852

Distributors - 0.5%
3,496	Building Materials Holding Corp.	86,316
821	Genuine Parts Co.	38,940

		125,256

Electric Utilities - 1.2%
518	Allegheny Energy, Inc.	23,781
528	Companhia Energetica de Minas Gerais ADR	25,450
1,252	Companhia Paranaense de Energia-Copel ADR	13,747
1,817	E.ON AG ADR	82,110
377	FirstEnergy Corp.	22,733
808	Hawaiian Electric Industries, Inc.	21,937
625	Korea Electric Power Corp. ADR	14,194
563	OGE Energy Corp.	22,520
407	TXU Corp.	22,063
1,500	WPS Resources Corp.	81,045

		329,580

Electrical Equipment - 0.3%
3,590	ABB Ltd. ADR	64,548
220	Hubbell, Inc. - Class B	9,946

		74,494

Electronic Equipment & Instruments - 3.0%
12,107	Aeroflex, Inc.*	141,894
2,102	Arrow Electronics, Inc.*	66,318
2,598	Avnet, Inc.*	66,327
151	Canon, Inc. ADR	8,545
4,199	CTS Corp.	65,924
274	Daktronics, Inc.	10,097
218	Flir Systems, Inc.*	6,939
6,821	Newport Corp.*	142,900
21,872	Vishay Intertechnology, Inc.*	296,147

		805,091

Energy Equipment & Services - 3.4%
860	Cameron International Corp.*	45,623
789	Dril-Quip, Inc.*	30,897
161	Enel SpA ADR	8,308
1,524	Helmerich & Payne, Inc.	37,292
609	Hydril*	45,791
1,233	Nabors Industries Ltd.^*	36,719
1,362	Oceaneering International, Inc.*	54,071
5,977	Patterson-UTI Energy, Inc.	138,846
1,441	SEACOR Holdings, Inc.*	142,861
1,108	Smith International, Inc.	45,506
802	Tetra Technologies, Inc.*	20,515
1,472	Tidewater, Inc.	71,186
2,936	Unit Corp.*	142,249
848	Veritas DGC, Inc.*	72,614
947	W-H Energy Services, Inc.*	46,109

		938,587

Financial Services - 0.8%
699	Citigroup, Inc.	38,934
509	ING Groep NV ADR	22,483
805	JPMorgan Chase & Co.	38,882
2,852	Leucadia National Corp.	80,426
393	Principal Financial Group, Inc.	23,069

		203,794

Food & Staples Retailing - 0.9%
9,023	Nash Finch Co.	246,328

Food Products - 1.1%
1,441	ConAgra Foods, Inc.	38,907
390	General Mills, Inc.	22,464
1,702	H.J. Heinz Co.	76,607
1,634	The J.M. Smucker Co.	79,200
1,201	Ralcorp Holdings, Inc.*	61,119
242	Tootsie Roll Industries, Inc.	7,913

		286,210

See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Gas Utilities - 0.4%
959	Nicor, Inc.	$44,881
2,366	WGL Holdings, Inc.	77,084

		121,965

Health Care Equipment & Supplies - 0.2%
673	ResMed, Inc.*	33,125
328	Stryker Corp.	18,076

		51,201

Health Care Providers & Services - 1.8%
278	AMERIGROUP Corp.*	9,977
455	AmSurg Corp. - Class A*	10,465
197	Coventry Health Care, Inc.*	9,860
211	Health Net, Inc.*	10,267
319	Laboratory Corp of America Holdings*	23,437
1,325	Matria Healthcare, Inc.*	38,067
300	McKesson Corp.	15,210
316	Pharmaceutical Product Development, Inc.	10,182
864	Quest Diagnostics, Inc.	45,792
646	Sierra Health Services, Inc.*	23,282
4,700	Sunrise Senior Living, Inc.*	144,384
1,954	UnitedHealth Group, Inc.	104,988
1,021	VCA Antech, Inc.*	32,866

		478,777

Health Care Technology - 0.1%
551	IMS Health, Inc.	15,141

Hotels Restaurants & Leisure - 1.8%
4,166	Bob Evans Farms, Inc.	142,561
723	Boyd Gaming Corp.	32,759
509	Brinker International, Inc.	15,351
314	Ctrip.com International Ltd. ADR	19,619
647	IHOP Corp.	34,097
1,922	Marriott International, Inc. - Class A	91,718
178	McDonald’s Corp.	7,891
1,114	Papa John’s International, Inc.*	32,317
2,501	Ruby Tuesday, Inc.	68,627
557	Yum! Brands, Inc.	32,752

		477,692

Household Durables - 7.6%
642	American Greetings Corp. - Class A	15,324
3,062	Beazer Homes USA, Inc.	143,945
269	Centex Corp.	15,137
4,234	D.R. Horton, Inc.	112,159
7,462	Hovnanian Enterprises, Inc. - Class A*	252,962
2,191	Lennar Corp.	114,940
20,818	Libbey, Inc.	256,894
6,593	M/ I Homes, Inc.	251,787
3,190	Matsushita Electric Industrial Co. Ltd. ADR	64,087
3,734	MDC Holdings, Inc.	213,025
217	Meritage Homes Corp.*	10,355
75	NVR, Inc.*	48,375
2,386	Ryland Group, Inc.	130,323
13,788	Standard-Pacific Corp.	369,381
2,089	Toll Brothers, Inc.*	67,328

		2,066,022

Household Products - 1.2%
351	Colgate-Palmolive Co.	22,899
223	Energizer Holdings, Inc.*	15,831
576	Kimberly-Clark Corp.	39,139
23,329	Spectrum Brands, Inc.*	254,286

		332,155

Insurance - 5.0%
760	Aegon NV ADR	14,402
697	Allianz AG ADR	14,233
227	China Life Insurance Company Ltd. ADR	11,449
1,692	Chubb Corp.	89,524
1,018	Cincinnati Financial Corp.	46,126
3,942	LandAmerica Financial Group, Inc.	248,780
1,828	Mercury General Corp.	96,390
660	Old Republic International Corp.	15,365
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Insurance - 5.0% (Continued)
140	RLI Corp.	$7,899
2,376	Safety Insurance Group, Inc.	120,487
783	Selective Insurance Group, Inc.	44,858
1,665	The St. Paul Travelers Companies, Inc.	89,394
5,848	Stewart Information Services Corp.	253,569
348	Torchmark Corp.	22,188
12,119	UnumProvident Corp.	251,833
929	W.R. Berkley Corp.	32,060

		1,358,557

Internet & Catalog Retail - 0.0%
763	PetMed Express, Inc.*	10,186

Internet Software & Services - 0.7%
68	Baidu.com, Inc. ADR*	7,665
167	Bankrate, Inc.*	6,338
14	Google, Inc.*	6,447
245	j2 Global Communications, Inc.*	6,676
11,410	United Online, Inc.	151,525
187	WebEx Communications, Inc.*	6,524
272	Websense, Inc.*	6,210
258	Yahoo!, Inc.*	6,589

		197,974

IT Services - 0.8%
131	Cognizant Technology Solutions Corp. - Class A*	10,108
6,084	Convergys Corp.*	144,678
1,382	eFunds Corp.*	38,005
555	Mantech International Corp. - Class A*	20,441

		213,232

Leisure Equipment & Products - 1.4%
3,004	Brunswick Corp.	95,828
10,088	Jakks Pacific, Inc.*	220,322
4,830	Nautilus Group, Inc.	67,620
170	Polaris Industries, Inc.	7,961

		391,731

Life Science Tools & Services - 0.1%
607	Applera Corp - Applied Biosystems Group	22,271

Machinery - 3.9%
470	Albany International Corp. - Class A	15,468
727	Barnes Group, Inc.	15,812
2,891	Briggs & Stratton Corp.	77,912
1,057	Crane Co.	38,728
400	Cummins, Inc.	47,272
1,189	Gardner Denver, Inc.*	44,362
804	Graco, Inc.	31,854
880	Illinois Tool Works, Inc.	40,647
3,448	Ingersoll-Rand Company Ltd. - Class A^	134,920
798	Joy Global, Inc.	38,575
2,640	Kaydon Corp.	104,914
2,487	Lincoln Electric Holdings, Inc.	150,265
357	The Manitowoc Company, Inc.	21,217
489	Paccar, Inc.	31,736
872	Parker Hannifin Corp.	67,039
1,805	Reliance Steel & Aluminum Co.	71,081
249	SPX Corp.	15,229
1,533	Timken Co.	44,733
1,824	Watts Water Technologies, Inc. - Class A	74,985

		1,066,749

Manufacturing - 0.0%
123	The Procter & Gamble Co.	7,905

Media - 1.6%
536	Comcast Corp. - Class A*	22,689
2,891	Entercom Communications Corp. - Class A	81,468
116	Focus Media Holding Ltd. ADR*	7,701
1,315	Gannett Co., Inc.	79,505
287	Harte-Hanks, Inc.	7,953
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Media - 1.6% (Continued)
473	The McGraw-Hill Companies, Inc.	$32,173
212	Media General, Inc. - Class A	7,880
431	Omnicom Group, Inc.	45,057
6,561	Time Warner, Inc.	142,899
603	Valassis Communications, Inc.*	8,744
1,475	Westwood One, Inc.	10,414

		446,483

Medical Devices - 0.2%
605	Intuitive Surgical, Inc.*	58,020

Metals & Mining - 7.5%
2,702	A.M. Castle & Co.	68,766
1,061	Allegheny Technologies, Inc.	96,211
900	Carpenter Technology Corp.	92,268
1,638	Century Aluminum Co.*	73,137
1,582	Chaparral Steel Co.	70,035
2,472	Commercial Metals Co.	63,778
473	Companhia Siderurgica Nacional SA ADR	14,181
517	Compania de Minas Buenaventura SA ADR	14,507
2,013	Consol Energy, Inc.	64,678
896	Freeport-McMoRan Copper & Gold, Inc. - Class B	49,934
889	Gerdau SA ADR	14,216
448	Gold Fields Ltd. ADR	8,458
520	Harmony Gold Mining Co. Ltd. ADR*	8,190
3,933	Nucor Corp.	214,978
520	Peabody Energy Corp.	21,013
1,347	Phelps Dodge Corp.	161,263
1,160	POSCO ADR*	95,897
2,641	Quanex Corp.	91,352
338	Rio Tinto PLC ADR	71,822
506	RTI International Metals, Inc.*	39,579
2,922	Ryerson Tull, Inc.	73,313
5,643	Steel Dynamics, Inc.	183,115
18,310	Steel Technologies, Inc.	321,341
1,891	United States Steel Corp.	138,308

		2,050,340

Multiline Retail - 0.7%
2,876	Dillard’s, Inc. - Class A	100,574
492	Dollar General Corp.	7,902
535	Family Dollar Stores, Inc.	15,692
566	J.C. Penney Co., Inc.	43,786
323	Kohl’s Corp.*	22,103
138	Target Corp.	7,873

		197,930

Multi-Utilities & Unregulated Power - 1.6%
1,975	The AES Corp.*	43,529
852	Avista Corp.	21,564
1,145	Duke Energy Corp.	38,025
3,484	MDU Resources Group, Inc.	89,330
1,811	ONEOK, Inc.	78,090
2,210	SCANA Corp.	89,770
1,430	Sempra Energy	80,137

		440,445

Oil & Gas - 2.7%
919	BG Group PLC ADR	62,896
754	Cabot Oil & Gas Corp.	45,730
639	Chevron Corp.	46,986
982	China Petroleum & Chemical Corp. ADR	90,972
213	ENI SpA ADR	14,331
153	EOG Resources, Inc.	9,555
4,142	Frontier Oil Corp.	119,041
427	Hess Corp.	21,166
498	Marathon Oil Corp.	46,065
2,066	Norsk Hydro ASA ADR	63,364
311	Occidental Petroleum Corp.	15,186
797	Overseas Shipholding Group, Inc.	44,871
558	PetroChina Company Ltd. ADR	78,555
624	Petroleo Brasileiro SA ADR	64,266
114	Royal Dutch Shell PLC ADR	8,070
199	Total SA ADR	14,312

		745,366

Paper & Forest Products - 0.2%
233	Aracruz Celulose SA ADR	14,269
729	Votorantim Celulose e Papel SA ADR	14,296
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Paper & Forest Products - 0.2% (Continued)
551	Weyerhaeuser Co.	$38,928

		67,493

Personal Products - 0.1%
367	Alberto-Culver Co.	7,872
369	The Estee Lauder Companies, Inc.	15,063

		22,935

Pharmaceuticals - 2.5%
365	AstraZeneca PLC ADR	19,546
449	Bradley Pharmaceuticals, Inc.*	9,240
1,505	Bristol-Myers Squibb Co.	39,612
1,339	Elan Corp. PLC ADR*	19,750
299	Forest Laboratories, Inc.*	15,129
1,266	Genzyme Corp.*	77,960
161	GlaxoSmithKline PLC ADR	8,494
3,069	Johnson & Johnson	202,615
610	King Pharmaceuticals, Inc.*	9,711
1,408	Merck & Co., Inc.	61,389
741	Mylan Laboratories	14,790
1,483	Pfizer, Inc.	38,410
183	Sanofi-Aventis ADR	8,449
6,330	Sciele Pharma, Inc.*	151,920

		677,015

Real Estate Investment Trusts - 0.5%
1,191	AMB Property Corp.	69,805
672	Archstone-Smith Trust	39,117
479	Equity Office Properties Trust	23,073

		131,995

Road & Rail - 0.8%
1,023	Con-way, Inc.	45,053
1,550	Kansas City Southern*	44,919
1,433	Landstar System, Inc.	54,712
1,378	Norfolk Southern Corp.	69,300

		213,984

Semiconductor & Semiconductor Equipment - 1.9%
2,095	Advanced Energy Industries, Inc.*	39,533
350	Altera Corp.*	6,888
3,374	Atmel Corp.*	20,413
48,500	Credence Systems Corp.*	252,200
133	KLA-Tencor Corp.	6,617
129	Lam Research Corp.*	6,530
219	Linear Technology Corp.	6,640
219	Maxim Integrated Products, Inc.	6,706
163	MEMC Electronic Materials, Inc.*	6,380
3,584	Micrel, Inc.*	38,636
520	Microsemi Corp.*	10,218
1,442	National Semiconductor Corp.	32,733
1,890	Supertex, Inc.*	74,183
231	Texas Instruments, Inc.	6,653

		514,330

Software - 1.3%
552	Adobe Systems, Inc.*	22,698
159	ANSYS, Inc.*	6,915
164	Autodesk, Inc.*	6,635
1,457	BMC Software, Inc.*	46,915
1,056	Intuit, Inc.*	32,219
1,083	Microsoft Corp.	32,338
2,326	Oracle Corp.*	39,868
468	Quality Systems, Inc.	17,442
1,078	Secure Computing Corp.*	7,072
439	Sonic Solutions, Inc.*	7,156
4,443	THQ, Inc.*	144,486

		363,744

Specialty Retail - 6.1%
1,480	American Eagle Outfitters, Inc.	46,191
671	AnnTaylor Stores Corp.*	22,036
2,751	Bed Bath & Beyond, Inc.*	104,813
656	Best Buy Co, Inc.	32,269
1,280	CarMax, Inc.*	68,646
5,064	Chico’s FAS, Inc.*	104,774
2,717	Claire’s Stores, Inc.	90,041
3,947	Dress Barn, Inc.*	92,084
1,783	Genesco, Inc.*	66,506
1,370	Group 1 Automotive, Inc.	70,856
1,501	Guitar Center, Inc.*	68,235
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Shares		Value

COMMON STOCKS - 92.8% (Continued)
Specialty Retail - 6.1% (Continued)
555	Gymboree Corp.*	$21,179
1,417	Haverty Furniture Cos., Inc.	20,972
3,779	The Home Depot, Inc.	151,765
10,379	Jo-Ann Stores, Inc.*	255,323
3,377	Lowe’s Companies, Inc.	105,194
1,775	Men’s Wearhouse, Inc.	67,912
4,188	Pacific Sunwear of California, Inc.*	82,001
158	The Sherwin-Williams Co.	10,046
3,913	Staples, Inc.	104,477
4,939	Stein Mart, Inc.	65,491

		1,650,811

Telecommunication Services - 1.9%
1,111	AT&T, Inc.	39,718
180	CenturyTel, Inc.	7,859
241	China Netcom Group Corporation Ltd. ADR	12,898
5,811	China Unicom Ltd. ADR	86,526
0.12	Chunghwa Telecom Company Ltd. ADR	2
554	KT Corp. ADR	14,044
1,322	Philippine Long Distance Telephone Co. ADR	67,594
5,340	Qwest Communications International, Inc.*	44,696
4,168	Tele Norte Leste Participacoes SA ADR	62,187
2,497	Telecomunicacoes De Sao Paulo ADR	63,998
2,658	Telefonos de Mexico SA de CV ADR	75,115
190	Telekomunikasi Indonesia Tbk PT ADR	8,664
1,060	Verizon Communications, Inc.	39,474

		522,775

Textiles, Apparel & Luxury Goods - 1.8%
3,190	Coach, Inc.*	137,042
302	Jones Apparel Group, Inc.	10,096
906	Nike, Inc. - Class B	89,721
1,130	Polo Ralph Lauren Corp.	87,756
2,210	Skechers U.S.A., Inc. - Class A*	73,615
322	Timberland Co.*	10,169
96	VF Corp.	7,880
2,425	Wolverine World Wide, Inc.	69,161

		485,440

Thrifts & Mortgage Finance - 1.4%
636	Fannie Mae	37,772
13,894	First Niagara Financial Group, Inc.	206,465
568	Freddie Mac	38,567
490	New York Community Bancorp, Inc.	7,889
835	Radian Group, Inc.	45,015
857	Washington Mutual, Inc.	38,985

		374,693

Tobacco - 0.5%
713	Altria Group, Inc.	61,190
495	Reynolds American, Inc.	32,408
956	UST, Inc.	55,639

		149,237

Trading Companies & Distributors - 0.6%
5,993	Applied Industrial Technologies, Inc.	157,676

Wireless Telecommunication Services - 0.2%
437	America Movil SA de CV ADR, Series L	19,761
107	OAO Vimpel-Communications ADR*	8,448
418	Tim Participacoes SA ADR	14,471
307	Vodafone Group PLC ADR	8,528

		51,208

	TOTAL COMMON STOCKS (Cost $23,836,835)	$25,245,959

INVESTMENT COMPANIES - 3.8%
6,131	iShares S&P Latin American 40 Index Fund (Cost $898,411)	$1,041,841

See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2006

Face
Amount		Value

SHORT-TERM INVESTMENTS - 9.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
$2,401,000	Federal Home Loan Bank Discount Note, 4.80%, 01/02/2007 (Cost $2,401,000)	$2,401,000

Shares

MONEY MARKET FUND - 0.3%
86,001	Federated Prime Obligations Fund - Class I (Cost $86,001)	$86,001

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,487,001)	$2,487,001

	TOTAL INVESTMENTS - 105.8% (Cost $27,222,247)	$28,774,801
	Liabilities in Excess of Other Assets - (5.8)%	(1,570,914)

	TOTAL NET ASSETS - 100.0%	$27,203,887

Percentages are calculated as a percent of net assets.
ADR American Depository Receipt

*	Non-income producing security.

^	Foreign security trading on U.S. exchange.
See notes to the financial statements.

Dynamic VP HY Bond Fund
Schedule of Investments
December 31, 2006

Face
Amount		Value

CORPORATE BONDS — 33.4%
Auto Components - 1.1%
$500,000	Goodyear Tire & Rubber Co., 9.14%, 12/01/2009 (Cost $495,138; Acquired 11/16/2006) (1)(2)	$504,375

Automobiles - 9.4%
1,500,000	General Motors Corp. 7.125%, 07/15/2013	1,411,875
3,000,000	General Motors Corp. 8.375%, 07/15/2033	2,775,000

		4,186,875

Grantor Trust - 22.0%
9,600,000	TRAINS High Yield Note, 4.455%, 05/01/2016 (Cost $9,444,500; Acquired 06/30/2006, 07/06/2006 and 08/28/2006) (1)(2)	9,804,000

Health Care Providers & Services - 0.4%
100,000	HCA, Inc. 6.25%, 02/15/2013	88,750
100,000	Tenet Healthcare Corp. 7.375%, 02/01/2013	92,375

		181,125

IT Services - 0.2%
100,000	Sungard Data Systems, Inc. 9.125%, 08/15/2013	105,500

Transportation Equipment - 0.3%
2,742,000	Dura Operating Corp. Series B 9.00%, 05/01/2009 (EUR) (Cost $146,611; Acquired 11/28/2006) (3)	108,587
390,000	Dura Operating Corp. Series D 9.00%, 05/01/2009 (Cost $15,984; Acquired 11/28/2006) (3)	17,550

		126,137

	TOTAL CORPORATE BONDS (Cost $14,336,450)	$14,908,012

SHORT-TERM INVESTMENTS - 60.7% U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.4%
$9,004,000	Federal Farm Credit Discount Note, 4.925%, 01/02/2007 (Cost $9,004,000)	$9,004,000
9,004,000	Federal Home Loan Bank Discount Note, 4.80%, 01/02/2007 (Cost $9,004,000)	9,004,000
9,004,000	Tennessee Valley Authority Discount Note, 4.722%, 01/02/2007 (Cost $9,004,000)	9,004,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,012,000)	$27,012,000

Shares

MONEY MARKET FUND - 0.3%
149,516	Federated Prime Obligations Fund - Class I (Cost $149,516)	$149,516

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,161,516)	$27,161,516

	TOTAL INVESTMENTS - 94.1% (Cost $41,497,966)	$42,069,528
	Other Assets in Excess of Liabilities - 5.9%	2,635,685

	TOTAL NET ASSETS - 100.0%	$44,705,213

Percentages are Calculated as a percent of net assets
See notes to the financial statements.

Dynamic VP HY Bond Fund
Schedule of Investments (continued)
December 31, 2006

(1)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2006, the market value of 144A securities was $10,308,375 or 23.1% of net assets.

(2)	The coupon rate shown on variable rate securities represents rates on December 31, 2006.

(3)	Security in default.
CURRENCY ABBREVIATION

EUR - European Euro
Schedule of Credit Default Swaps
December 31, 2006

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Bank of America	Dow Jones CDX: North American High Yield 100 6th Index, Effective: 03/28/2006	Sell	3.45%	$7,920,000	6/20/2011	$207,587
	North American High Yield 100 7th Index, Effective: 09/28/2006	Sell	3.25%	10,000,000	12/20/2011	34,930
Bear Stearns	Dow Jones CDX: North American High Yield 100 6th Index, Effective: 03/28/2006	Sell	3.45%	990,000	6/20/2011	43,119
	North American High Yield 100 7th Index, Effective: 09/28/2006	Sell	3.25%	3,000,000	12/20/2011	14,229
Morgan Stanley	Dow Jones CDX: North American High Yield 100 6th Index, Effective: 03/28/2006	Sell	3.45%	14,850,000	6/20/2011	569,435

				$36,760,000		$869,300

See notes to the financial statements.

Statements Of Assets and Liabilities
December 31, 2006

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Assets:
Investments, at market value (Note 2)	$11,534,357	$28,774,801	$42,069,528
Receivable for investments sold	3,137,350	1,484,548	—
Receivable for Fund shares sold	87,495	58,255	154,725
Unrealized appreciation on swaps (includes up-front fees of $444,057 for Dynamic VP HY Bond Fund)	—	—	1,313,357
Deposit at broker for swaps	—	—	810,000
Dividends and interest receivable	51,740	45,901	481,939
Other assets	1,447	1,580	1,278

Total Assets	14,812,389	30,365,085	44,830,827

Liabilities:
Payable for investments purchased	1,511,192	3,072,615	—
Payable for Fund shares redeemed	3,694	6,247	1,086
Payable to Custodian	525	1,935	36,532
Payable to Adviser	11,497	29,225	29,345
Accrued distribution expense	2,834	5,816	10,267
Accrued expenses and other liabilities	42,449	45,360	48,384

Total Liabilities	1,572,191	3,161,198	125,614

Net Assets	$13,240,198	$27,203,887	$44,705,213

Net Assets Consist Of:
Capital stock	$13,124,566	$24,967,474	$44,047,503
Accumulated undistributed net investment income	347,303	78,969	389,504
Accumulated undistributed net realized gain (loss)	(347,117)	604,890	(1,172,656)
Net unrealized appreciation	115,446	1,552,554	1,440,862

Total Net Assets	$13,240,198	$27,203,887	$44,705,213

Calculation of Net Asset Value Per Share:
Net assets	$13,240,198	$27,203,887	$44,705,213
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	662,033	1,058,061	2,187,966
Net asset value, redemption price and offering price per share	$20.00	$25.71	$20.43

Cost of Investments	$11,418,911	$27,222,247	$41,497,966

See notes to the financial statements.

Statements of Operations
For the Year Ended December 31, 2006

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $10,900, respectively)	$383,259	$332,758
Interest income	85,686	111,474

Total investment income	468,945	444,232

Expenses:
Investment advisory fees	90,395	181,984
Distribution expenses	22,599	45,496
Administration fees	17,636	17,586
Shareholder servicing fees	28,083	46,246
Fund accounting fees	21,659	32,279
Custody fees	4,114	6,446
Professional fees	31,800	34,399
Reports to shareholders	11,206	11,491
Federal and state registration fees	143	280
Directors’ fees and expenses	477	477
Other	2,312	4,098

Total expenses before reimbursement	230,424	380,782
Less: Reimbursement of expenses by Adviser	(49,690)	(16,813)

Total expenses	180,734	363,969

Net investment income	288,211	80,263

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(177,068)	810,725
Swaps	65,072	—
Securities sold short	—	995
Capital gain distributions from investment companies	1,522	—

	(110,474)	811,720

Change in unrealized appreciation (depreciation) on:
Investments	95,186	1,121,731

Net realized and unrealized gain (loss) on investments	(15,288)	1,933,451

Net increase in net assets resulting from operations	$272,923	$2,013,714

See notes to the financial statements.

Statements of Operations
For the Year Ended December 31, 2006

Dynamic VP HY
Bond Fund

Investment income:
Interest income	$2,251,021

Total investment income	2,251,021

Expenses:
Investment advisory fees	262,732
Distribution expenses	210,186
Administration fees	17,586
Shareholder servicing fees	11,308
Fund accounting fees	20,444
Custody fees	11,604
Professional fees	38,784
Reports to shareholders	12,052
Directors’ fees and expenses	684
Other	4,334

Total expenses before waiver/recoupment	589,714
Less: Waiver of expenses by Distributor	(31,396)
Plus: Recoupment of expenses by Adviser	28,879

Total expenses	587,197

Net investment income	1,663,824

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(753,690)
Futures	490,852
Swaps	210,681

(52,157)

Change in unrealized appreciation (depreciation) on:
Investments	328,192
Swaps	869,300

1,197,492

Net realized and unrealized gain on investments	1,145,335

Net increase in net assets resulting from operations	$2,809,159

See notes to the financial statements.

Statements of Changes in Net Assets

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

Operations:
Net investment income	$288,211	$75,851	$80,263	$4,328
Net realized gain (loss) on investments	(110,474)	(177,509)	811,720	150,428
Change in unrealized appreciation (depreciation) on investments	95,186	13,903	1,121,731	375,021

Net increase (decrease) in net assets resulting from operations	272,923	(87,755)	2,013,714	529,777

Distributions to shareholders:
Net investment income	(30,745)	(52,933)	(4,381)	—
Net realized gains	—	(6,352)	(358,497)	—

Total distributions	(30,745)	(59,285)	(362,878)	—

Capital share transactions:
Proceeds from shares sold	10,112,920	3,759,605	19,734,601	6,819,351
Proceeds from shares issued to holders in reinvestment of distributions	30,745	59,285	362,878	—
Cost of shares redeemed	(1,342,210)	(228,836)	(2,524,896)	(412,583)

Net increase in net assets resulting from capital share transactions	8,801,455	3,590,054	17,572,583	6,406,768

Total increase in net assets	9,043,633	3,443,014	19,223,419	6,936,545

Net assets:
Beginning of period	4,196,565	753,551	7,980,468	1,043,923

End of period	$13,240,198	$4,196,565	$27,203,887	$7,980,468

Accumulated undistributed net investment income, end of period	$347,303	$30,703	$78,969	$4,313

See notes to the financial statements.

Statements of Changes in Net Assets

	Dynamic VP HY Bond Fund

	Year Ended	February 1, 2005[1]
	December 31, 2006	to December 31, 2005

Operations:
Net investment income	$1,663,824	$730,025
Net realized loss on investments	(52,157)	(815,194)
Change in unrealized appreciation (depreciation) on investments	1,197,492	243,370

Net increase in net assets resulting from operations	2,809,159	158,201

Distributions to shareholders:
Net investment income	(1,883,085)	(426,565)

Total distributions	(1,883,085)	(426,565)

Capital share transactions:
Proceeds from shares sold	139,777,384	111,694,991
Proceeds from shares issued to holders in reinvestment of distributions	1,883,085	426,565
Cost of shares redeemed	(133,025,705)	(76,708,817)

Net increase in net assets resulting from capital share transactions	8,634,764	35,412,739

Total increase in net assets	9,560,838	35,144,375

Net assets:
Beginning of period	35,144,375	—

End of period	$44,705,213	$35,144,375

Accumulated undistributed net investment income, end of period	$389,504	$303,460

1 Commencement of operations.
See notes to the financial statements.

Financial Highlights

	Evolution VP Managed Bond Fund

	Year Ended	Year Ended	July 1, 2004[1]
	December 31, 2006	December 31, 2005	to December 31, 2004

Per share data:
Net asset value, beginning of period	$19.61	$20.76	$20.00

Income (loss) from investment operations:
Net investment income[4]	0.63	0.67 [6]	0.32
Net realized and unrealized gain (loss) on investments	(0.19)	(1.54)	0.44

Total from investment operations	0.44	(0.87)	0.76

Less distributions:
Dividends from net investment income	(0.05)	(0.25)	—
Distributions from realized gains	—	(0.03)	—

Total distributions	(0.05)	(0.28)	—

Net asset value, end of period	$20.00	$19.61	$20.76

Total return[8]	2.23%	(4.19)%	3.80%	[2]
Supplemental data and ratios:
Net assets, end of period	$13,240,198	$4,196,565	$753,551
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	2.55%	4.69%	23.17%	[3]
After expense reimbursement/recoupment	2.00%	2.00%	2.00%	[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	—	4.93%	—
After expense reimbursement/recoupment	—	2.24%	—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	2.64%	0.68%	(17.98)%	[3]
After expense reimbursement/recoupment	3.19%	3.37% [7]	3.19%	[3]
Portfolio turnover rate[5]	954%	978%	7%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72 for the Evolution VP Managed Bond Fund.
[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60% for the Evolution VP Managed Bond Fund.
[8]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.
See notes to the financial statements.

Financial Highlights

	Evolution VP All-Cap Equity Fund

	Year Ended	Year Ended	July 1, 2004[1]
	December 31, 2006	December 31, 2005	to December 31, 2004

Per share data:
Net asset value, beginning of period	$23.12	$21.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.11	0.03	(0.15)
Net realized and unrealized gain on investments	2.83	2.03	1.21

Total from investment operations	2.94	2.06	1.06

Less distributions:
Dividends from net investment income	(0.00)[6]	—	—
Distributions from realized gains	(0.35)	—	—

Total distributions	(0.35)	—	—

Net asset value, end of period	$25.71	$23.12	$21.06

Total return[7]	12.70%	9.78%	5.30%	[2]
Supplemental data and ratios:
Net assets, end of period	$27,203,887	$7,980,468	$1,043,923
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment	2.09%	3.84%	20.13%	[3]
After expense reimbursement/recoupment	2.00%	2.00%	2.00%	[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	0.35%	(1.72)%	(19.66)%	[3]
After expense reimbursement/recoupment	0.44%	0.12%	(1.53)%	[3]
Portfolio turnover rate[5]	909%	1,001%	2%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	Amount less than $0.005 per share.
[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.
See notes to the financial statements.

Financial Highlights

	Dynamic VP HY Bond Fund

	Year Ended	February 1, 2005[1]
	December 31, 2006[7]	to December 31, 2005

Per share data:
Net asset value, beginning of period	$20.05	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.96	0.90
Net realized and unrealized gain (loss) on investments	0.27	(0.60)

Total from investment operations	1.23	0.30

Less distributions:
Dividends from net investment income	(0.85)	(0.25)

Total distributions	(0.85)	(0.25)

Net asset value, end of period	$20.43	$20.05

Total return[6]	6.21%	1.50%	[2]
Supplemental data and ratios:
Net assets, end of period	$44,705,213	$35,144,375
Ratio of net expenses to average net assets:
Before expense waiver/recoupment	1.68%	1.94%	[3]
After expense waiver/recoupment	1.67%	1.74%	[3]
Ratio of net investment income (loss) to average net assets:
Before expense waiver/recoupment	4.74%	4.78%	[3]
After expense waiver/recoupment	4.75%	4.98%	[3]
Portfolio turnover rate[5]	538%	654%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.
[7]	Dynamic VP HY Bond Fund’s sub-advisory agreement with Transamerica Investment Services, Inc. was terminated July 1, 2006.
See notes to the financial statements.

Direxion Insurance Trust (Formerly Potomac Insurance Trust)
Notes to the Financial Statements
December 31, 2006

1.	ORGANIZATION
Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently in operation are the Evolution VP Managed Bond Fund, the Evolution VP All-Cap Equity Fund (formerly the Evolution VP Managed Equity Fund), and the Dynamic VP HY Bond Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund commenced operations on July 1, 2004. The Dynamic VP HY Bond Fund commenced operations on February 1, 2005.
The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (“ETFs”) and closed-end investment companies (collectively, fixed-income securities). The objective of the Evolution VP All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.
   a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures, and options on futures are valued at their last sales price, or if not available, the average of the last bid and asked prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.
   b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
   c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)
In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.
Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.
The Dynamic VP HY Bond Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point it is recognized as a component of realized gain or loss. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At December 31, 2006, the Dynamic VP HY Bond Fund has Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $36,760,000 with three counterparties, with net unrealized appreciation of $869,300, and terms of 5 years, as reflected in the Schedule of Credit Default Swaps, which is part of the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.
Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.
   d) Concentration of Risk – Dynamic VP HY Bond Fund invests in TRAINS (Targeted Return Securities Trust) High Yield Notes (“TRAINS”), which represent trusts of pooled investments. The TRAINS invest in a portfolio of high-yield debt securities, rated below investment grade and therefore have greater credit and liquidity risk than investment grade obligations. The high yield debt securities are generally unsecured and may be subordinated to other obligations of the issuer thereof. Upon a downgrade of an underlying securities rating to a specified level, the TRAINS may distribute the respective security on a pro-rata basis to the respective holders. The TRAINS may also invest in one or more interest rate swap or other swap transactions.
Dynamic VP HY Bond Fund invests in credit default swaps that utilize the Dow Jones CDX High Yield Note (“CDX”) as the underlying investment. The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro rata to the holders of the CDX.
   e) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.
   f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.
   g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
   h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

   i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.
   j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions for the Funds during the years ended December 31, 2006 and December 31, 2005, were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

Distributions paid from:
Ordinary Income	$30,745	$53,162	$362,670	$—
Long-term capital gain	—	6,123	208	—

Total distributions paid	$30,745	$59,285	$362,878	$—

	Dynamic VP HY Bond Fund

	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005[1]

Distributions paid from:
Ordinary Income	$1,883,085	$426,565
Long-term capital gain	—	—

Total distributions paid	$1,883,085	$426,565

[1]	Commenced operations on February 1, 2005.
As of December 31, 2006, the components of distributable earnings of the Funds were as follows:

	Evolution VP	Evolution VP	Dynamic VP HY
	Managed Bond Fund	All-Cap Equity Fund	Bond Fund

Cost basis of investments for federal income tax purposes	$11,527,418	$27,936,261	$41,541,731

Unrealized Appreciation	144,871	1,787,632	584,899
Unrealized Depreciation	(137,932)	(949,092)	(57,103)

Net unrealized appreciation/(depreciation)	6,939	838,540	527,796

Undistributed ordinary income/(loss)	347,303	1,326,522	1,258,805
Undistributed long-term gain/(loss)	—	71,837	—

Distributable earnings	347,303	1,398,359	1,258,805 *

Other Accumulated gain/(loss)	(238,610)	(486)	(1,128,891)

Total Accumulated gain/(loss)	$115,632	$2,236,413	$657,710

*Includes tax swap adjustments.

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.
   k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS
Capital share transactions for the Funds during the periods ended December 31, 2006 and December 31, 2005 were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005

Shares sold	514,029	185,956	798,745	314,849
Shares issued in reinvestment of distributions	1,537	3,022	14,022	—
Shares redeemed	(67,489)	(11,314)	(99,872)	(19,261)

Total net increase from capital share transactions	448,077	177,664	712,895	295,588

	Dynamic VP HY Bond Fund

	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005[1]

Shares sold	6,997,498	5,572,131
Shares issued in reinvestment of distributions	92,387	21,339
Shares redeemed	(6,654,494)	(3,840,895)

Total net increase from capital share transactions	435,391	1,752,575

[1]	Commenced operations on February 1, 2005.

4.	INVESTMENT TRANSACTIONS
During the period ended December 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments) for each Funds were as follows:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Purchases	$72,089,381	$166,161,913	$111,485,177
Sales	65,247,461	149,566,410	127,143,387
There were no purchases or sales of long-term U.S. Government Securities during the period ended December 31, 2006 for any of the Funds.

The Evolution VP Managed Bond Fund had post October losses (“POL”), capital losses incurred between October 31st and December 31st, of $56,830. The Evolution VP All-Cap Equity Fund had POL of $486. The Dynamic VP HY Bond Fund had POL of $68,355.
At December 31, 2006, the following funds had capital loss carryforwards on a tax basis of:

	Capital Loss
	Carryforwards	Expires

Evolution VP Managed Bond Fund	$(143,203)	12/31/13
	(38,577)	12/31/14
Evolution VP All-Cap Equity Fund	—
Dynamic VP HY Bond Fund	(756,247)	12/31/13
	(304,289)	12/31/14
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated
	Net	Undistributed
	Realized	Net Investment	Paid-in
	Gain/(Loss)	Income/(Loss)	Capital

Evolution VP Managed Bond Fund	$(59,134)	$59,134	$—
Evolution VP All-Cap Equity Fund	1,224	(1,226)	2
Dynamic VP HY Bond Fund	(305,305)	305,305	—
Differences are primarily due to income tax treatment of certain security investments.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement related to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund with Flexible Plan Investments, Ltd., whereby the sub-adviser will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. Prior to July 1, 2006, the Adviser entered into a sub-advisory agreement related to the Dynamic VP HY Bond Fund. Effective July 1, 2006, the Adviser directed investment activities for the Fund and the sub-advisory agreement was terminated. For the period ended December 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended December 31, 2006, the Adviser paid or recouped the following expenses:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Annual Advisory rate	1.00%	1.00%	0.75%
Annual cap on expenses	2.00%	2.00%	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$49,690	$16,813	$—
Adviser expense recoupment — 2006	$—	$—	$28,879
Remaining expenses subject to potential recovery expiring in:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

2007	$53,095	$58,373	—
2008	60,627	66,665	—
2009	49,690	16,813	—

Total	$163,412	$141,851	$—

Shares of the Evolution VP Managed Bond and the Evolution VP All-Cap Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.60% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts.
The Adviser paid directly all offering costs and organizational expenses associated with the registration and seeding of each Fund.
Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. During the year ended December 31, 2006, Dynamic VP HY Bond Fund incurred expenses of $210,186 under Rule 12b-1, of which $31,396 was waived by the Distributor. There were no 12b-1 fees retained by the Distributor for the period ended December 31, 2006. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.
In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUNCEMENTS
In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on June 30, 2007.
In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Direxion Insurance Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Direxion Insurance Trust (comprising Evolution VP Managed Bond Fund, Evolution VP All-Cap Equity Fund, and Dynamic VP HY Bond Fund) (the “Funds”), as of December 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evolution VP Managed Bond Fund, Evolution VP All-Cap Equity Fund, and Dynamic VP HY Bond Fund comprising the Direxion Insurance Trust at December 31, 2006, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 16, 2007

Additional Information (Unaudited)
DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2006 was as follows:

Evolution VP Managed Bond Fund	0.20%
Evolution VP All-Cap Equity Fund	12.60%
Dynamic VP HY Bond Fund	0.00%

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)
Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Insurance Trust (the “Trust”), on behalf of the Dynamic VP HY Bond Fund, Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (the “Subadviser” or “Flexible”) on behalf of the Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund (collectively, the “Evolution Funds”).
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and Subadvisory Agreement (collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.
In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, while the Agreements for the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund; (3) the cost to Rafferty or the Subadviser for providing services and the profitability of the advisory business to Rafferty or the Subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty or the Subadviser from its relationship with the Funds.
Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex. The Board also considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Subadviser.
Regarding the Subadvisory Agreement with Flexible, the Board noted that the primary role of Flexible is to provide an investment program for the Evolution Funds. The Board also noted that there would be no change in the services provided by Flexible.
Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement and Flexible under the applicable Subadvisory Agreement were fair and reasonable.
Performance of the Funds. With respect to the Dynamic VP HY Bond Fund, the Board considered that the Fund underperformed for all relevant periods. The Board also noted that Rafferty began directly managing this Fund’s assets on July 1, 2006. With respect to the Evolution VP Managed Bond Fund, the Board considered that the Fund underperformed a market index for all relevant periods except the 6 month period. With respect to the Evolution VP All-Cap Equity Fund, the Board considered that the Fund outperformed a market index for the 9 month and 1 year periods but underperformed for all other relevant periods.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also noted that Rafferty charges similar fees to other comparable client accounts. In considering the fees paid or to be paid by Rafferty to Flexible, the Board considered that the fees are higher than the industry average. The Board also noted that Rafferty negotiated the lowest fee Flexible charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees with Flexible. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. In considering the profitability of Flexible, the Board considered Flexible’s representation that it did not earn pre- or post-tax profits on its services to the Evolution Funds.
Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.
Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.
Other Benefits. The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Funds and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Evolution Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to Rafferty and Flexible were fair and reasonable.
Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

Direxion Funds
Trustees and Officers
(Unaudited)
The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee[3]	Held by Trustee

Interested Trustees
Lawrence C. Rafferty[1] Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	102	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association.

Jay F. Higgins[1] Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998 — present (NASD Broker-Dealer).	102	None

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Fund Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee[3]	Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	102	None

Kevin G. Boyle[2] Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981 — 2006.	102	None

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A., 1979 — present.	102	None

Direxion Funds
Trustees and Officers
(Unaudited)

# of
			Principal	Portfolios in	Other Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Fund Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee[3]	Held by Trustee

Officers
Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003 — 2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002.	N/A	None

Daniel D. O’Neill Age: 38	President	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None
	Chief Operating Officer and Chief Investment Officer Chief Financial Officer	One Year; Since 2006 One Year; Since 2007

Karin Louie Age: 42	Chief Compliance Officer	One Year; Since 2007	Director of Compliance, Alaric Compliance, 2006 — present; Compliance Consultant, 2003 — 2005; MBA, Financial Management and International Business, 2002 — 2003;
BBA, General Business and Finance, 2002; Assistant Vice President and Branch Compliance Officer of Gruntal & Co., LLC,
			1998 — 2001	N/A	None

William Franca Age: 50	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/ SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

[1]	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins own a beneficial interest in Rafferty.

[2]	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

[3]	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 37 portfolios of the 57 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.
The address for all the trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

Advisor

Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004
Sub-Advisor

Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302
Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606
Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
The Funds files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
ANNUAL
REPORT
December 31, 2006
33 Whitehall Street, 10th Floor
New York, NY 10004
(800) 851-0511

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
Undertake to provide a copy to any person without charge: The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-851-0511.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2006	FYE 12/31/2005

Audit Fees	$49,800	$78,000
Audit-Related Fees	6,000
Tax Fees	10,500	12,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year,

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state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2006	FYE 12/31/2005

Registrant	—	—
Registrant’s Investment Adviser	—	—

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

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Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Insurance Trust

By (Signature and Title)*	/s/ Ron Fernandes

Ron Fernandes, Chief Executive Officer

Date	March 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ron Fernandes

Ron Fernandes, Chief Executive Officer

Date	March 9, 2007

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, Chief Financial Officer

Date	March 9, 2007

* Print the name and title of each signing officer under his or her signature.

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